Basis of measurement - Financial instruments by category (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Amortized cost | Loans and leases liabilities | Level 2
Financial instruments by category
Financial liabilities, Book value	R$ 717,418
Financial liabilities, Market value	717,418
Amortized cost | Suppliers | Level 1
Financial instruments by category
Financial liabilities, Book value	146,611
Financial liabilities, Market value	146,611
Amortized cost | Obligations from acquisition of investment | Level 2
Financial instruments by category
Financial liabilities, Book value	223,426
Financial liabilities, Market value	223,426
Amortized cost | Related parties | Level 2
Financial instruments by category
Financial liabilities, Book value	769,792
Financial liabilities, Market value	769,792
Amortized cost | Lease liabilities | Level 2
Financial instruments by category
Financial liabilities, Book value	47,059
Financial liabilities, Market value	47,059
Amortized cost | Cash and banks | Level 1
Financial instruments by category
Financial assets, Book value	207,449
Financial assets, Market value	207,449
Amortized cost | Interest earning bank deposits | Level 1
Financial instruments by category
Financial assets, Book value	64,158
Financial assets, Market value	64,158
Amortized cost | Accounts receivable | Level 1
Financial instruments by category
Financial assets, Book value	702,980
Financial assets, Market value	702,980
Amortized cost | Related parties | Level 2
Financial instruments by category
Financial assets, Book value	26,180
Financial assets, Market value	R$ 26,180